Note 2 - Basis of Preparation - Significant Inputs Used, Detailed by Area and their Relation to Fair Value of Investment Properties (Details)	12 Months Ended
Dec. 31, 2017
Price per Square Meter Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	The higher the price per square meter, the higher the fair value
Price per Square Meter Member | City of Buenos Aires Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Ps.8,367 to Ps.46,581	[1]
Price per Square Meter Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Ps.8,933 to Ps.20,175	[1]
Price per Square Meter Member | Rest of the Country Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Ps.8,830 to Ps.14,046	[1]
Age Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	The higher the age, the lower the fair value.
Age Member | City of Buenos Aires Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	From 1900 to 1990
Age Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	From 1973 to 1975
Age Member | Rest of the Country Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	From 1970 to 1984
Preservation Status Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	The better the preservation status, the higher the fair value
Preservation Status Member | City of Buenos Aires Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Status: Fair to Good
Preservation Status Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Status: Fair to Good
Preservation Status Member | Rest of the Country Member
Inputs Used for the Valuation of Investment Property LineItems
Inputs Used for the Valuation of Property Investment Property	Status: Fair to Good

[1]	Ps.: Argentine pesos